SCHEDULE OF SIGNIFICANT INPUTS IN MEASURING (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Fair value of Ordinary Share	[1]	$ 4,140	$ 3,400
Weight Average Cost Capital [Member]
Debt Instrument [Line Items]
SAFEs measurement input		23.1	23.5
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
SAFEs measurement input		4.29	4.16
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
SAFEs measurement input		4.41	4.24
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Time to maturity		3 months	5 months 26 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Time to maturity		5 months 4 days	11 months 4 days

[1]	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.